Cash and Cash Equivalents (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH AND CASH EQUIVALENTS [Abstract]
Cash and cash equivalents	$ 23,354	$ 58,590	$ 24,047
Restricted cash	7,048	2,865	5,886
Total cash and cash equivalents and restricted cash	$ 30,402	$ 61,455	$ 29,933	$ 25,088